Share Capital (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended			12 Months Ended
	May 11, 2020 USD ($) $ / shares shares	May 07, 2020 USD ($) $ / shares shares	Jan. 06, 2020 shares	May 17, 2019 USD ($) $ / shares	Jun. 27, 2018 USD ($)	Jun. 25, 2018 USD ($) $ / shares shares	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Feb. 29, 2000 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jul. 29, 2020 $ / shares shares	Jul. 28, 2020 shares
Proceeds from offering | $										$ 17,458	$ 2	$ 13,725
Ordinary shares issued, value | $											$ 2
Ordinary shares authorized										150,000,000	70,000,000		150,000,000	80,000,000
Vesting description										All of the options granted in 2018, 2019, 2020 will vest by 4 years with 25% on the first-year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Aggregate intrinsic value of options outstanding | $										$ 3,700	$ 600	$ 500
Unrecognized compensation expenses | $										$ 2,680
Unrecognized compensation cost to be recognized over weighted average period										1 year 1 month 6 days
2014 Plan [Member]
Number of shares reserved							928,000
Share based compensation, shares description							Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.
Share based compensation, shares unallocated pool reserved							28,000
Board of Directors [Member]
Number of shares reserved								766,958	1,423,606
Share based compensation, shares description								Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.	Each option is exercisable to acquire one Ordinary Share. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.
Share based compensation, shares unallocated pool reserved								159,458
Expected Volatility [Member] | Maximum [Member]
Warrant outstanding measurement input										1.63
Expected Volatility [Member] | Minimum [Member]
Warrant outstanding measurement input										1.27
Historical Trade [Member] | Maximum [Member]
Warrant outstanding measurement input										74
Historical Trade [Member] | Minimum [Member]
Warrant outstanding measurement input										76
Risk Free Interest Rate [Member] | Maximum [Member]
Warrant outstanding measurement input										0.165
Risk Free Interest Rate [Member] | Minimum [Member]
Warrant outstanding measurement input										0.155
Expected Life [Member]
Warrant expected life to exercise										1 year 6 months
Expected Dividend [Member]
Warrant outstanding measurement input										0
NIS [Member]
Ordinary shares, par value | $ / shares										$ 0.01	$ 0.01		$ 0.01
NIS [Member] | Board of Directors [Member]
Ordinary shares, par value | $ / shares									$ 0.01
Direct Offering [Member] | Short-term Warrants [Member]
Number of shares expired during the period			2,952,381
Securities Purchase Agreements [Member]
Warrant exercise price per share | $ / shares						$ 2.625
Proceeds from warrants | $						$ 15,500
Proceeds from offering | $					$ 13,700
Warrants expiration date										May 11, 2020
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member]
Ordinary shares issued	11,492,065	11,492,065
Issuance price per share | $ / shares	$ 1.575	$ 1.575
Warrants to purchase shares	11,492,065	11,492,065
Warrant exercise price per share | $ / shares	$ 1.45	$ 1.45
Proceeds from offering | $	$ 18,100	$ 18,100
Gross proceeds from offering after deducting fees and expenses | $	$ 16,400	$ 16,400
Securities Purchase Agreements [Member] | Short-term Warrants [Member]
Warrants to purchase shares						2,952,381
Warrant exercise price per share | $ / shares						$ 2.51
Warrants expiration date						Jan. 06, 2020
Securities Purchase Agreements [Member] | Short-term Warrants [Member] | Expected Volatility [Member]
Warrant outstanding measurement input						2.40
Securities Purchase Agreements [Member] | Short-term Warrants [Member] | Historical Trade [Member]
Warrant outstanding measurement input						88.0
Securities Purchase Agreements [Member] | Short-term Warrants [Member] | Risk Free Interest Rate [Member]
Warrant outstanding measurement input						2.279
Securities Purchase Agreements [Member] | Short-term Warrants [Member] | Expected Life [Member]
Warrant expected life to exercise						1 year 6 months
Securities Purchase Agreements [Member] | Long-Term Warrants [Member]
Warrants to purchase shares						2,952,381
Warrant exercise price per share | $ / shares						$ 3.00
Warrants expiration date						Jun. 26, 2022
Securities Purchase Agreements [Member] | Long-Term Warrants [Member] | Expected Volatility [Member]
Warrant outstanding measurement input						2.40
Securities Purchase Agreements [Member] | Long-Term Warrants [Member] | Historical Trade [Member]
Warrant outstanding measurement input						109
Securities Purchase Agreements [Member] | Long-Term Warrants [Member] | Risk Free Interest Rate [Member]
Warrant outstanding measurement input						2.715
Securities Purchase Agreements [Member] | Long-Term Warrants [Member] | Expected Life [Member]
Warrant expected life to exercise						4 years
Securities Purchase Agreements [Member] | Warrants [Member]
Additional purchase price of warrants | $ / shares						$ 0.125
Warrants expiration date										May 13, 2020
Securities Purchase Agreements [Member] | Direct Offering [Member]
Ordinary shares issued						5,904,762
Issuance price per share | $ / shares						$ 2.50
Securities Purchase Agreements [Member] | Direct Offering [Member] | NIS [Member]
Ordinary shares, par value | $ / shares						$ 0.01
Equity Distribution Agreement [Member] | Oppenheimer & Co. Inc [Member]
Sale of stock, shares										812,470
Sale of stock consideration received | $										$ 1,034
Equity Distribution Agreement [Member] | Oppenheimer & Co. Inc [Member] | Maximum [Member]
Ordinary shares issued, value | $				$ 15,000
Equity Distribution Agreement [Member] | NIS [Member] | Oppenheimer & Co. Inc [Member]
Ordinary shares, par value | $ / shares				$ 0.01